Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ELFUN DIVERSIFIED FUND
Entity Central Index Key	0000821484
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000032307
Shareholder Report [Line Items]
Fund Name	Elfun Diversified Fund
Trading Symbol	ELDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Elfun Diversified Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Diversified Fund	$17	0.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34% [1]
AssetsNet	$ 188,939,387
Holdings Count | Holding	1,561
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$188,939,387 Number of Portfolio Holdings1,561 Portfolio Turnover Rate17%
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Common Stock	42.1%
Exchange Traded & Mutual Funds	21.5%
U.S. Treasuries	13.3%
Corporate Notes	9.0%
Short-Term Investments	8.6%
Agency Mortgage Backed	8.0%
Non-Agency Collateralized Mortgage Obligations	3.0%
Asset Backed	0.4%
Agency Collateralized Mortgage Obligations	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	21.6%
NVIDIA Corp.	3.2%
Apple, Inc.	2.8%
U.S. Treasury Notes, 0.75%, due 01/31/28	2.1%
Microsoft Corp.	1.8%
U.S. Treasury Notes, 3.63%, due 12/31/30	1.7%
Uniform Mortgage-Backed Security, TBA, 3.00%, due 07/01/56	1.7%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 07/01/56	1.6%
Amazon.com, Inc.	1.5%
U.S. Treasury Notes, 3.50%, due 12/15/28	1.4%

[1]	Annualized.